Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,331,968	$ 209,015	¥ 1,127,055	¥ 884,676
Restricted cash and term deposits	15,119	2,373	21,865
Trade receivables	54,829	8,604	52,871
Inventories, net	91,812	14,407
Receivables from online payment platforms	18,864	2,960	16,182
Amounts due from related parties	14,038	2,203	7,764
Prepayment and other current assets	91,842	14,412	43,190
Total current assets	2,027,418	318,147	2,796,015
Non-current assets:
Long-term investments	252,500	39,623	166,100	¥ 45,980
Intangible assets	193,955	30,436	60,029
Goodwill	540,693	84,847	48,500
Property and equipment, net	124,576	19,549	29,830
Deferred tax assets	47,520	7,457	55,520
Operating lease right-of-use assets	95,609	15,003	120,140
Other non-current assets	48,097	7,547	15,878
Total non-current assets	1,302,950	204,462	495,997
Total assets	3,330,368	522,609	3,292,012
Current liabilities:
Taxes payable	48,571	7,622	60,070
Contract liabilities	139,155	21,836	135,385
Salary and welfare payables	103,624	16,261	95,758
Amounts due to related parties	681	107	2,404
Accrued expenses and other current liabilities	376,841	59,136	237,785
Operating lease liabilities	43,529	6,831	39,468
Total current liabilities	712,401	111,793	570,870
Operating lease liabilities-non current	62,356	9,785	93,044
Deferred tax liabilities	38,577	6,054	8,522
Total non-current liabilities	100,933	15,839	101,566
Total liabilities	813,334	$ 127,632	672,436
Mezzanine equity			23,205
VIEs and VIEs Subsidiaries
Current assets:
Cash and cash equivalents	255,655		374,132
Restricted cash and term deposits	15,119		21,865
Trade receivables	33,817		52,871
Inventories, net	51
Receivables from online payment platforms	13,476		16,182
Short-term investments and term deposit			70,000
Amounts due from Group companies	116,817		9,442
Amounts due from related parties	14,038		7,764
Prepayment and other current assets	75,772		42,918
Total current assets	524,745		595,174
Non-current assets:
Investment in subsidiaries	35,082
Long-term investments	152,082		158,509
Intangible assets	35,877		60,009
Goodwill	684		48,500
Property and equipment, net	23,060		29,396
Deferred tax assets	32,554		44,828
Operating lease right-of-use assets	57,512		70,911
Other non-current assets	9,486		9,448
Total non-current assets	346,337		421,601
Total assets	871,082		1,016,775
Current liabilities:
Taxes payable	35,821		49,899
Contract liabilities	99,427		135,385
Salary and welfare payables	47,702		48,560
Amounts due to Group companies	339,951		306,567
Amounts due to related parties	681		2,404
Accrued expenses and other current liabilities	194,791		226,890
Operating lease liabilities	28,269		24,799
Total current liabilities	746,642		794,504
Operating lease liabilities-non current	39,390		58,615
Deferred tax liabilities	7,431		8,522
Amounts due to Group companies-non current			13,443
Total non-current liabilities	46,821		80,580
Total liabilities	¥ 793,463		875,084
Mezzanine equity			¥ 23,205